Material Accounting Policies - Schedule of Annual Amortization Rates (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Annual Amortization Rates [Abstract]
Developed technology	14.30%
Customer list	10.00%
Brand	6.70%